Schedule of Investments (unaudited)
October 31, 2025
iShares® Energy Storage & Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 4.2%
GS Yuasa Corp.	4,600	$128,453
QuantumScape Corp., Class A(a)	18,794	346,561
Sebang Global Battery Co. Ltd.	266	12,147
		487,161
Automobiles — 0.7%
Yadea Group Holdings Ltd.(b)	54,000	84,425
Building Products — 0.0%
Central Glass Co. Ltd.	100	2,086
Chemicals — 32.2%
Air Liquide SA	2,740	530,296
Air Products and Chemicals Inc.	1,932	468,684
Arkema SA	231	13,713
Asahi Kasei Corp.	62,200	476,584
Aspen Aerogels Inc.(a)	3,493	28,433
BASF SE	11,018	543,648
Evonik Industries AG	869	14,563
Ganfeng Lithium Group Co. Ltd., Class A	4,800	46,526
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	18,600	122,828
Hanwha Solutions Corp.	424	9,066
Kolon Industries Inc.	63	1,571
LG Chem Ltd.	1,893	526,534
Linde PLC	609	254,745
Mitsubishi Chemical Group Corp.	63,100	329,608
Mitsui Chemicals Inc.	600	14,165
Nippon Shokubai Co. Ltd.	500	5,793
Resonac Holdings Corp.	700	27,272
Shin-Etsu Chemical Co. Ltd.	6,600	198,389
Syensqo SA	256	21,132
Tokuyama Corp.	300	7,448
Toray Industries Inc.	5,400	33,061
Umicore SA	617	11,749
Zeon Corp.	600	6,156
		3,691,964
Communications Equipment — 0.3%
Seojin System Co. Ltd.(a)	1,639	31,089
Electrical Equipment — 42.4%
ABB Ltd., Registered	4,149	308,468
Advanced Energy Solution Holding Co. Ltd.	2,000	76,136
Alfen NV(a)(b)(c)	1,023	11,336
Ballard Power Systems Inc.(a)(c)	11,559	41,266
Bloom Energy Corp., Class A(a)(c)	10,593	1,399,971
ChargePoint Holdings Inc.(a)	986	10,649
Contemporary Amperex Technology Co. Ltd., Class A	11,900	649,701
Doosan Fuel Cell Co. Ltd.(a)	2,036	60,800
Eaton Corp. PLC	815	310,971
EnerSys	1,738	219,266
Eos Energy Enterprises Inc.(a)(c)	12,071	193,498
Eve Energy Co. Ltd., Class A	5,600	65,400
Fluence Energy Inc.(a)	3,129	65,709
Furukawa Electric Co. Ltd.	3,200	226,514
Gotion High-tech Co. Ltd., Class A	4,900	31,328
LG Energy Solution Ltd.(a)	1,695	561,124
NEL ASA(a)(c)	78,521	17,130
Phihong Technology Co. Ltd.(a)	16,000	15,819
Plug Power Inc.(a)(c)	48,449	130,328
Security	Shares	Value
Electrical Equipment (continued)
Schneider Electric SE	1,089	$310,288
Sungrow Power Supply Co. Ltd., Class A	5,800	154,525
		4,860,227
Electronic Equipment, Instruments & Components — 16.0%
Delta Electronics Inc.	7,000	225,147
Kyocera Corp.	5,000	66,347
Maxell Ltd.	200	2,899
Murata Manufacturing Co. Ltd.	33,700	726,603
Nichicon Corp.	3,200	32,107
Samsung SDI Co. Ltd.	2,997	675,288
Shenzhen Everwin Precision Technology Co. Ltd., Class A	3,800	20,276
TDK Corp.	5,000	87,361
		1,836,028
Machinery — 0.9%
Kaori Heat Treatment Co. Ltd.	4,000	80,587
NGK Insulators Ltd.	1,000	16,872
		97,459
Semiconductors & Semiconductor Equipment — 2.4%
Enphase Energy Inc.(a)	6,045	184,433
SolarEdge Technologies Inc.(a)	2,748	96,427
		280,860
Total Common Stocks — 99.1% (Cost: $8,934,684)		11,371,299
Preferred Stocks
Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	317	43,764
Total Preferred Stocks — 0.4% (Cost: $48,022)		43,764
Total Long-Term Investments — 99.5% (Cost: $8,982,706)		11,415,063
Short-Term Securities
Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	1,789,656	1,790,551
Total Short-Term Securities — 15.6% (Cost: $1,790,532)		1,790,551
Total Investments — 115.1% (Cost: $10,773,238)		13,205,614
Liabilities in Excess of Other Assets — (15.1)%		(1,733,692)
Net Assets — 100.0%		$11,471,922

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Energy Storage & Materials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$360,470	$1,430,052 (a)	$—	$13	$16	$1,790,551	1,789,656	$2,750 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	—	—	—	—	—	9	—
				$13	$16	$1,790,551		$2,759	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	1	12/11/25	$22	$1,077
Micro E-Mini Russell 2000 Index	2	12/19/25	25	93
				$1,170
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,750,941	$7,620,358	$—	$11,371,299
Preferred Stocks	—	43,764	—	43,764

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Energy Storage & Materials ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,790,551	$—	$—	$1,790,551
	$5,541,492	$7,664,122	$—	$13,205,614
Derivative Financial Instruments(a)
Assets
Equity Contracts	$93	$1,077	$—	$1,170

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares